Short-term loans (Details Narrative) $ in Thousands, $ in Thousands			1 Months Ended
	Nov. 13, 2024 CAD ($)	Jun. 24, 2024 CAD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Short term loan				$ 4,734	$ 1,310
Line of credit [member]
IfrsStatementLineItems [Line Items]
Short term loan			$ 1,000
Interest rate, description			The principal balance shall bear interest at a per annum rate of 2.5% above the greater of (a) the Daily Simple Secured Overnight Financing Rate (“SOFR”), or (b) 0.0% (the “Index Floor”). The line of credit is guaranteed by the Company. As at June 30, 2024 and June 30, 2025, no amounts had been drawn under the line of credit. The agreement does not include any financial covenants.
RE Royalty [member]
IfrsStatementLineItems [Line Items]
Short term loan	$ 3,000
Interest rate, description	Interest on the loan shall accrue at the rate of 11% per annum, compounded and payable quarterly.
Geddes construction loan [member]
IfrsStatementLineItems [Line Items]
Short term loan		$ 2,600
Interest rate, description		The Geddes Construction Loan advancement amount shall accrue interest, which is to be added to the outstanding principal balance starting from the date of receipt, at a variable rate per annum equal to the One Month Chicago Mercantile Exchange (“CME”) Term SOFR plus a margin of 4%.
Geddes construction loan [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Short term loan		$ 9,448